Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share, Basic and Diluted

The following table sets forth the basic and diluted earnings (loss) per share computation and provides a reconciliation of the numerator and denominator for the periods presented. Shares issuable for little consideration relating to the vested share options have been included in the number of outstanding shares used for basic earnings (loss) per share:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Numerator:
Net income (loss) attributable to Yalla Group Limited’s shareholders	(2,067,723)	82,600,678	79,756,797
Numerator for basic and diluted earnings (loss) per share calculation	(2,067,723)	82,600,678	79,756,797
Denominator:
Denominator for basic earnings (loss) per share calculation	91,755,810	148,739,986	153,526,679
Dilutive effect of outstanding share options	—	31,159,480	23,112,879
Denominator for diluted earnings (loss) per share calculation	91,755,810	179,899,466	176,639,558
Earnings (loss) per ordinary share
——Basic	(0.02)	0.56	0.52
——Diluted	(0.02)	0.46	0.45

Schedule of Antidilutive Securities Excluded from Computation

The potential dilutive securities that have not been included in the calculation of diluted earnings (loss) per share as their inclusion would be anti-dilutive are as follow:

	For the Year Ended December 31,
	2020	2021	2022
Share options	35,764,660	—	—